Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Nominal Brent Oil Prices (Detail) - bbl	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2024 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		82	78
2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	80	80	74
2026 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	82	76	76
2027 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	83	77	77
2028 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	84	79	79
2029 [Member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	86	80	80
2030 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	88	82